Financial Assets and Financial Liabilities (Trade and Other Receivables, Movements of Impairment Provision for Trade and Other Receivables) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
As at 1 January	¥ 198	¥ 1,053
Provision/(reversal) for receivables impairment	(59)	39
Receivables written off during the year as uncollectible	0	(894)
As at 31 December	¥ 139	¥ 198